Other operating income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Other operating income [Abstract]
Grants	$ 14,789	$ 14,857
Income from various services and insurance proceeds	11,650	13,557
Total	26,439	28,414
Other operating expenses [Abstract]
Leases and fees	(731)	(743)
Operation and maintenance	(33,817)	(32,444)
Independent professional services	(8,833)	(7,091)
Supplies	(6,865)	(7,391)
Insurance	(6,112)	(6,443)
Levies and duties	(3,069)	(9,909)
Other expenses	(1,146)	(2,173)
Total	$ (60,573)	$ (66,194)